Loans and Allowance for Credit Losses - Disclosure of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Allowance for credit losses [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 7,752	$ 6,933	$ 7,459	$ 6,352
Provision for credit losses	917	1,420	2,013	2,473
Net write-offs	(731)	677	(1,365)	1,164
Exchange rate and other	(134)	(195)	(303)	180
Balance at end of period	7,804	7,481	7,804	7,481
Allowance for credit losses [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	7,401	6,600	7,093	6,037
Balance at end of period	7,521	7,125	7,521	7,125
Allowance for credit losses [member] | Other liabilities – Provisions [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	350	328	365	311
Balance at end of period	282	353	282	353
Allowance for credit losses [member] | Other components of equity [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1	5	1	4
Balance at end of period	1	3	1	3
Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	845	636	794	572
Provision for credit losses	82	121	159	194
Net write-offs	(3)	(2)	(6)	(4)
Exchange rate and other	(20)	(25)	(43)	(32)
Balance at end of period	904	730	904	730
Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,659	1,534	1,639	1,482
Provision for credit losses	162	288	391	535
Net write-offs	(207)	(178)	(408)	(367)
Exchange rate and other	(7)	(11)	(15)	(17)
Balance at end of period	1,607	1,633	1,607	1,633
Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,348	1,264	1,356	1,233
Provision for credit losses	253	257	483	480
Net write-offs	(250)	(199)	(486)	(392)
Exchange rate and other	0	(2)	(2)	(1)
Balance at end of period	1,351	1,320	1,351	1,320
Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	362	289	351	272
Provision for credit losses	(1)	88	42	134
Net write-offs	(25)	(28)	(52)	(52)
Exchange rate and other	(7)	(6)	(12)	(11)
Balance at end of period	329	343	329	343
Wholesale [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	3,538	3,210	3,319	2,793
Provision for credit losses	421	666	938	1,130
Net write-offs	(246)	(270)	(413)	(349)
Exchange rate and other	(100)	(151)	(231)	(119)
Balance at end of period	$ 3,613	$ 3,455	$ 3,613	$ 3,455